SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWNSECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH  MAY 1998

THE GERMANY FUND, INC.
(Name of registered closed-end investment company)

               			       Approx Asset
Date	           Number    Price    Value or Approx    Seller
Each    Ident   Shares     Per       Asset Cov/ Shr     or Seller's
Trans   Sec    Purch       Share   at Time of Purch    Broker

5-19    GER      5000     17.625           20.04          Weeden & Co
5-20     " "         5000     18.125           20.64                 " "
5-26     " "       50000     18.981           21.15                 " "
5-27     " "         5000     18.50             20.59                 " "
5-28     " "       30000     18.7188         20.55                 " "
5-29     " "       20000     19.0312         20.75                 " "

The Germany Fund, Inc.
   ( Name of Registrant)

By Joseph Cheung - Treasurer
Date of Statement         6/9/98